Document And Entity Information	12 Months Ended
Dec. 31, 2019 shares
Document And Entity Information [Abstract]
Document Type	20-F
Document Period End Date	Dec. 31, 2019
Amendment Flag	false
Enity Registrant Name	Star Bulk Carriers Corp.
Entity Central Index Key	0001386716
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Shell Company	false
Entity Well Known Seasoned Issuer	No
Entity Emerging Growth Company	false
Entity Common Stock Shares Outstanding	96,066,226
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	SBLK
Entity Interactive Data Current	Yes
Entity Address, Country	MH
Document Annual Report	true
Security 12b Title	Common Shares, par value $0.01 per share and 8.30% Senior Notes due 2022
Document Transition Report	false
Document Shell Company Report	false